Short-Term Borrowings - Maturities of Securities Sold under Agreements to Repurchase (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Securities sold under agreements to repurchase
Weighted-average remaining maturity of agreements	441 days	93 days
Securities sold under agreements to repurchase	$ 9,151	$ 216,151
Maturing Over 90 days
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase	$ 9,151	$ 204,951